Differences in Quoted Prices of Gold and Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Difference in Quoted Prices of Gold and Foreign Currency

Composition	12/31/2023	12/31/2022	12/31/2021
Translation of foreign currency assets and liabilities into pesos	795,283,241	190,210,057	24,863,783
Income from foreign currency exchange	2,934,750	3,714,641	3,329,122

Total	798,217,991	193,924,698	28,192,905